Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of reserves and other equity interest

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 1 January 2020	5,404	12,417	1,498	27,206	46,525
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(30)	—	30	—	—
Share-based payments, net of tax[b]	9	167	—	—	176
Share of equity-accounted entities’ changes in equity, net of tax[c]	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Tax on issue of perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax[d]	—	—	—	—	—
At 31 December 2020	5,383	12,584	1,528	27,206	46,701

At 31 December 2018	5,402	12,305	1,439	27,206	46,352
Adjustment on adoption of IFRS 16, net of tax	—	—	—	—	—
At 1 January 2019	5,402	12,305	1,439	27,206	46,352
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	52	(52)	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(59)	—	59	—	—
Share-based payments, net of tax[b]	9	164	—	—	173
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests, net of tax[e]	—	—	—	—	—
At 31 December 2019	5,404	12,417	1,498	27,206	46,525
[a] Principally foreign exchange effects relating to the Russian rouble.
[b] Movements in treasury shares relate to employee share-based payment plans.
[c] Principally relates to a non-controlling interest transaction entered into by Rosneft.
[d] Principally relates to the sale of interests in our UK and New Zealand retail property portfolio, for which proceeds of $0.5 billion and $0.2 billion were received respectively.
[e] Principally relates to the sale of a 49% interest in bp's retail property portfolio in Australia.
32. Capital and reserves – continued

										$ million
Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
								Hybrid bonds	Other interest
(14,412)	(6,495)	—	(752)	(160)	(912)	73,706	98,412	—	2,296	100,708
—	—	—	—	—	—	(20,305)	(20,305)	256	(680)	(20,729)

—	(2,224)	—	—	—	—	—	(2,224)	—	37	(2,187)
—	—	—	31	60	91	—	91	—	—	91
—	—	—	—	—	—	312	312	—	—	312
—	—	—	—	—	—	71	71	—	—	71

—	—	—	—	—	—	65	65	—	—	65
—	—	—	7	—	7	—	7	—	—	7
—	(2,224)	—	38	60	98	(19,857)	(21,983)	256	(643)	(22,370)
—	—	—	—	—	—	(6,367)	(6,367)	—	(238)	(6,605)
—	—	—	6	—	6	—	6	—	—	6
—	—	—	—	—	—	(776)	(776)	—	—	(776)
1,188	—	—	—	—	—	(638)	726	—	—	726
—	—	—	—	—	—	1,341	1,341	—	—	1,341
—	—	—	—	—	—	(48)	(48)	11,909	—	11,861
—	—	—	—	—	—	—	—	(89)	—	(89)
—	—	—	—	—	—	3	3	—	—	3
—	—	—	—	—	—	(64)	(64)	—	827	763
(13,224)	(8,719)	—	(708)	(100)	(808)	47,300	71,250	12,076	2,242	85,568

(15,767)	(8,902)	—	(777)	(210)	(987)	78,748	99,444	—	2,104	101,548
—	—	—	—	—	—	(329)	(329)	—	(1)	(330)
(15,767)	(8,902)	—	(777)	(210)	(987)	78,419	99,115	—	2,103	101,218
—	—	—	—	—	—	4,026	4,026	—	164	4,190

—	2,407	—	—	—	—	—	2,407	—	9	2,416
—	—	—	5	50	55	—	55	—	—	55
—	—	—	—	—	—	82	82	—	—	82
—	—	—	—	—	—	(64)	(64)	—	—	(64)

—	—	—	—	—	—	171	171	—	—	171
—	—	—	(3)	—	(3)	—	(3)	—	—	(3)
—	2,407	—	2	50	52	4,215	6,674	—	173	6,847
—	—	—	—	—	—	(6,929)	(6,929)	—	(213)	(7,142)
—	—	—	23	—	23	—	23	—	—	23
—	—	—	—	—	—	(1,511)	(1,511)	—	—	(1,511)
1,355	—	—	—	—	—	(809)	719	—	—	719
—	—	—	—	—	—	5	5	—	—	5
—	—	—	—	—	—	316	316	—	233	549
(14,412)	(6,495)	—	(752)	(160)	(912)	73,706	98,412	—	2,296	100,708
32. Capital and reserves – continued

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 31 December 2017	5,343	12,147	1,426	27,206	46,122
Adjustment on adoption of IFRS 9, net of tax	—	—	—	—	—
At 1 January 2018	5,343	12,147	1,426	27,206	46,122
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	49	(49)	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(13)	—	13	—	—
Share-based payments, net of tax[b]	23	207	—	—	230
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2018	5,402	12,305	1,439	27,206	46,352
[a] Principally foreign exchange effects relating to the Russian rouble.
[b] Movements in treasury shares relate to employee share-based payment plans.
32. Capital and reserves – continued

										$ million
Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
								Hybrid bonds	Other interest
(16,958)	(5,156)	17	(760)	—	(743)	75,226	98,491	—	1,913	100,404
—	—	(17)	—	(37)	(54)	(126)	(180)	—	—	(180)
(16,958)	(5,156)	—	(760)	(37)	(797)	75,100	98,311	—	1,913	100,224
—	—	—	—	—	—	9,383	9,383	—	195	9,578

—	(3,746)	—	—	—	—	—	(3,746)	—	(41)	(3,787)
—	—	—	(6)	(173)	(179)	—	(179)	—	—	(179)
—	—	—	—	—	—	417	417	—	—	417
—	—	—	—	—	—	7	7	—	—	7

—	—	—	—	—	—	1,599	1,599	—	—	1,599
—	—	—	(37)	—	(37)	—	(37)	—	—	(37)
—	(3,746)	—	(43)	(173)	(216)	11,406	7,444	—	154	7,598
—	—	—	—	—	—	(6,699)	(6,699)	—	(170)	(6,869)
—	—	—	26	—	26	—	26	—	—	26
—	—	—	—	—	—	(355)	(355)	—	—	(355)
1,191	—	—	—	—	—	(718)	703	—	—	703
—	—	—	—	—	—	14	14	—	—	14
—	—	—	—	—	—	—	—	—	207	207
(15,767)	(8,902)	—	(777)	(210)	(987)	78,748	99,444	—	2,104	101,548
.

Disclosure of pre-tax and tax amounts components of other comprehensive income
The pre-tax amounts of each component of other comprehensive income, and the related amounts of tax, are shown in the table below.

			$ million
			2020
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(2,196)	9	(2,187)
Cash flow hedges (including reclassifications)	41	(10)	31
Costs of hedging (including reclassifications)	64	(4)	60
Share of items relating to equity-accounted entities, net of tax	312	—	312
Other	—	71	71
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	170	(105)	65
Cash flow hedges that will subsequently be transferred to the balance sheet	7	—	7
Other comprehensive income	(1,602)	(39)	(1,641)

			$ million
			2019
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	2,418	(2)	2,416
Cash flow hedges (including reclassifications)	6	(1)	5
Costs of hedging (including reclassifications)	53	(3)	50
Share of items relating to equity-accounted entities, net of tax	82	—	82
Other	—	(64)	(64)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	328	(157)	171
Cash flow hedges that will subsequently be transferred to the balance sheet	(3)	—	(3)
Other comprehensive income	2,884	(227)	2,657

			$ million
			2018
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(3,771)	(16)	(3,787)
Cash flow hedges (including reclassifications)	(6)	—	(6)
Costs of hedging (including reclassifications)	(186)	13	(173)
Share of items relating to equity-accounted entities, net of tax	417	—	417
Other	—	7	7
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	2,317	(718)	1,599
Cash flow hedges that will subsequently be transferred to the balance sheet	(37)	—	(37)
Other comprehensive income	(1,266)	(714)	(1,980)